AB International Low Volatility Equity Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Financials – 21.5%
Banks – 11.1%
Bank Leumi Le-Israel BM	956,629	$7,926,485
DBS Group Holdings Ltd.	286,800	7,043,709
KBC Group NV	60,172	3,746,105
Mitsubishi UFJ Financial Group, Inc.	743,200	6,297,992
Nordea Bank Abp	614,622	6,738,551
Oversea-Chinese Banking Corp., Ltd.	1,139,880	10,660,219
Royal Bank of Canada	111,078	9,707,314
Sumitomo Mitsui Financial Group, Inc.	303,800	14,924,493
Toronto-Dominion Bank (The)	81,973	4,938,598

		71,983,466

Capital Markets – 3.3%
Euronext NV(a)	80,965	5,631,858
IG Group Holdings PLC	376,073	2,944,132
London Stock Exchange Group PLC	79,828	8,000,836
Singapore Exchange Ltd.	734,200	5,223,111

		21,799,937

Insurance – 7.1%
AIA Group Ltd.	606,800	4,907,281
AXA SA	325,615	9,660,628
Medibank Pvt Ltd.	2,128,317	4,697,478
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	26,514	10,325,952
NN Group NV	172,715	5,536,930
Sampo Oyj - Class A	248,788	10,755,479

		45,883,748

		139,667,151

Industrials – 16.6%
Aerospace & Defense – 0.9%
BAE Systems PLC	514,728	6,254,894

Commercial Services & Supplies – 0.6%
Secom Co., Ltd.	60,400	4,097,585

Electrical Equipment – 3.3%
Prysmian SpA	251,977	10,113,927
Schneider Electric SE	68,109	11,223,831

		21,337,758

Ground Transportation – 1.1%
Canadian National Railway Co.	64,608	6,996,643

Industrial Conglomerates – 0.7%
Siemens AG (REG)	31,300	4,473,044

Machinery – 0.5%
ANDRITZ AG	66,890	3,370,763

Marine Transportation – 1.0%
Kuehne & Nagel International AG (REG)	23,293	6,618,260

Professional Services – 8.5%
Experian PLC	268,925	8,795,883
MEITEC Group Holdings, Inc.	603,600	10,916,289

Company	Shares	U.S. $ Value
RELX PLC (London)	486,211	$16,404,726
Wolters Kluwer NV	157,735	19,097,846

		55,214,744

		108,363,691

Health Care – 14.1%
Health Care Equipment & Supplies – 0.5%
ConvaTec Group PLC(a)	1,163,500	3,083,358

Health Care Providers & Services – 2.5%
Fresenius SE & Co. KGaA	218,749	6,794,394
Galenica AG(a)	127,791	9,440,653

		16,235,047

Pharmaceuticals – 11.1%
Chugai Pharmaceutical Co., Ltd.	331,300	10,215,320
Novartis AG (REG)	99,744	10,186,719
Novo Nordisk A/S - Class B	249,444	22,712,191
Roche Holding AG (Genusschein)	40,707	11,113,057
Sanofi	167,350	17,969,250

		72,196,537

		91,514,942

Information Technology – 12.8%
IT Services – 4.7%
Amdocs Ltd.	81,832	6,913,986
CGI, Inc.(b)	48,199	4,750,879
Nomura Research Institute Ltd.	311,000	8,083,425
Otsuka Corp.	253,400	10,720,975

		30,469,265

Semiconductors & Semiconductor Equipment – 2.1%
ASML Holding NV	11,461	6,747,668
Taiwan Semiconductor Manufacturing Co., Ltd.	400,000	6,522,498

		13,270,166

Software – 5.1%
Constellation Software, Inc./Canada	8,849	18,268,519
Nice Ltd.(b)	32,940	5,618,213
SAP SE	73,552	9,520,719

		33,407,451

Technology Hardware, Storage & Peripherals – 0.9%
Logitech International SA (REG)	87,240	6,001,977

		83,148,859

Communication Services – 8.6%
Diversified Telecommunication Services – 4.4%
BCE, Inc.	208,334	7,952,967
Deutsche Telekom AG (REG)	346,351	7,265,338
HKT Trust & HKT Ltd. - Class SS	6,669,000	6,954,232
Telstra Group Ltd.	2,635,966	6,512,532

		28,685,069

Company	Shares	U.S. $ Value

Entertainment – 1.4%
GungHo Online Entertainment, Inc.	372,800	$5,884,680
Ubisoft Entertainment SA(b)	99,779	3,233,521

		9,118,201

Interactive Media & Services – 1.6%
Auto Trader Group PLC(a)	969,134	7,282,047
Kakaku.com, Inc.	344,600	3,489,634

		10,771,681

Media – 1.2%
Informa PLC	838,987	7,661,190

		56,236,141

Consumer Staples – 8.4%
Beverages – 0.6%
Heineken NV	42,548	3,751,097

Consumer Staples Distribution & Retail – 5.5%
Jeronimo Martins SGPS SA	346,786	7,788,193
Koninklijke Ahold Delhaize NV	467,476	14,089,581
Lawson, Inc.	137,800	6,335,045
Loblaw Cos., Ltd.	87,424	7,427,741

		35,640,560

Food Products – 0.9%
Nestle SA (REG)	52,637	5,958,299

Tobacco – 1.4%
Philip Morris International, Inc.	100,070	9,264,480

		54,614,436

Consumer Discretionary – 6.5%
Automobiles – 1.6%
Honda Motor Co., Ltd.	941,100	10,587,089

Hotels, Restaurants & Leisure – 1.2%
Compass Group PLC	308,037	7,498,112

Leisure Products – 1.3%
Bandai Namco Holdings, Inc.	411,800	8,376,211

Specialty Retail – 1.2%
ZOZO, Inc.(c)	444,700	8,142,984

Textiles, Apparel & Luxury Goods – 1.2%
LVMH Moet Hennessy Louis Vuitton SE	10,635	8,027,624

		42,632,020

Energy – 5.1%
Oil, Gas & Consumable Fuels – 5.1%
Equinor ASA	354,110	11,604,911
Shell PLC	681,151	21,588,550

		33,193,461

Materials – 1.7%
Metals & Mining – 1.7%
Endeavour Mining PLC	174,530	3,369,114
Rio Tinto Ltd.	103,113	7,437,322

		10,806,436

Company	Shares	U.S. $ Value

Real Estate – 1.4%
Diversified REITs – 0.6%
Merlin Properties Socimi SA	478,535	$4,026,316

Retail REITs – 0.8%
Link REIT	1,032,134	5,046,654

		9,072,970

Utilities – 1.3%
Electric Utilities – 1.3%
EDP - Energias de Portugal SA	589,661	2,451,779
Enel SpA	980,823	6,015,138
		8,466,917

Total Common Stocks (cost $586,783,876)		637,717,024

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(b) (cost $0)	9,807	0

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d) (e) (f) (cost $9,213,236)	9,213,236	9,213,236

Total Investments – 99.4% (cost $595,997,112)(g)		646,930,260
Other assets less liabilities – 0.6%		3,918,164

Net Assets – 100.0%		$650,848,424

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	1,421	EUR	1,288	10/12/2023	$(58,597)
Bank of America, NA	JPY	386,459	USD	2,648	10/19/2023	54,974
Bank of America, NA	USD	5,496	JPY	808,131	10/19/2023	(73,214)
Bank of America, NA	CAD	1,815	USD	1,343	10/27/2023	5,926
Barclays Bank PLC	JPY	439,137	USD	2,979	10/19/2023	32,458
Barclays Bank PLC	USD	25,490	AUD	39,388	11/08/2023	(132,325)
Barclays Bank PLC	SGD	18,678	USD	13,726	11/16/2023	34,429
Barclays Bank PLC	USD	12,859	SEK	141,664	12/07/2023	146,045
BNP Paribas SA	USD	991	CAD	1,345	10/27/2023	(414)
Brown Brothers Harriman & Co.	EUR	7,261	USD	7,904	10/12/2023	224,143
Brown Brothers Harriman & Co.	USD	2,522	EUR	2,396	10/12/2023	12,345
Brown Brothers Harriman & Co.	USD	3,212	EUR	2,943	10/12/2023	(99,126)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	JPY	1,421,148	USD	9,654	10/19/2023	$118,007
Brown Brothers Harriman & Co.	USD	2,002	JPY	291,474	10/19/2023	(46,410)
Brown Brothers Harriman & Co.	USD	7,489	CAD	10,117	10/27/2023	(37,576)
Brown Brothers Harriman & Co.	USD	1,749	AUD	2,736	11/08/2023	12,194
Citibank, NA	TWD	195,064	USD	6,147	11/29/2023	72,767
Deutsche Bank AG	ILS	34,882	USD	9,463	10/18/2023	311,074
Deutsche Bank AG	USD	3,493	CHF	3,115	11/16/2023	(73,008)
Goldman Sachs Bank USA	USD	1,934	EUR	1,750	10/12/2023	(83,268)
Goldman Sachs Bank USA	USD	10,441	CHF	9,320	11/16/2023	(209,297)
HSBC Bank USA	EUR	921	USD	1,006	10/12/2023	32,291
HSBC Bank USA	USD	1,962	EUR	1,803	10/12/2023	(54,847)
JPMorgan Chase Bank, NA	USD	3,546	JPY	517,907	10/19/2023	(70,683)
JPMorgan Chase Bank, NA	CAD	91,924	USD	67,922	10/27/2023	220,306
JPMorgan Chase Bank, NA	USD	1,380	CAD	1,858	10/27/2023	(11,820)
JPMorgan Chase Bank, NA	NOK	62,568	USD	5,804	12/07/2023	(56,077)
Morgan Stanley Capital Services LLC	EUR	7,808	USD	8,426	10/12/2023	168,431
Morgan Stanley Capital Services LLC	USD	22,058	EUR	20,002	10/12/2023	(902,519)
Morgan Stanley Capital Services LLC	JPY	144,130	USD	967	10/19/2023	(93)
Morgan Stanley Capital Services LLC	USD	47,401	JPY	6,798,465	10/19/2023	(1,780,490)
Morgan Stanley Capital Services LLC	USD	1,978	GBP	1,609	11/17/2023	(14,061)
Morgan Stanley Capital Services LLC	USD	989	TWD	31,516	11/29/2023	(7,785)

						$ (2,266,220)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $25,437,916 or 3.9% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $89,252,219 and gross unrealized depreciation of investments was $(40,585,291), resulting in net unrealized appreciation of $48,666,928.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

September 30, 2023 (unaudited)

16.7%	Japan
13.0%	United Kingdom
9.3%	Canada
8.5%	Netherlands
7.6%	Switzerland
6.0%	France
5.9%	Germany
5.6%	United States
3.6%	Singapore
3.5%	Denmark
2.9%	Australia
2.7%	Finland
2.6%	Hong Kong
10.7%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.5% or less in the following: Austria, Belgium, Israel, Italy, Norway, Portugal, Spain and Taiwan.

AB International Low Volatility Equity Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$14,645,912	$125,021,239		$-0-	$139,667,151
Industrials	6,996,643	101,367,048		-0-	108,363,691
Health Care	-0-	91,514,942		-0-	91,514,942
Information Technology	29,933,384	53,215,475		-0-	83,148,859
Communication Services	7,952,967	48,283,174		-0-	56,236,141
Consumer Staples	16,692,221	37,922,215		-0-	54,614,436
Consumer Discretionary	-0-	42,632,020		-0-	42,632,020
Energy	-0-	33,193,461		-0-	33,193,461
Materials	-0-	10,806,436		-0-	10,806,436
Real Estate	-0-	9,072,970		-0-	9,072,970
Utilities	-0-	8,466,917		-0-	8,466,917
Fixed Income Securities:
Warrants	-0-	-0-		0#	-0-
Short-Term Investments:
Investment Companies	9,213,236	-0-		-0-	9,213,236

Total Investments in Securities	85,434,363	561,495,897	†	-0-	646,930,260
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	1,445,390		-0-	1,445,390
Liabilities
Forward Currency Exchange Contracts	-0-	(3,711,610)		-0-	(3,711,610)

Total	$85,434,363	$559,229,677		$-0-	$644,664,040

#	The Fund held securities with zero market value at period end.

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2023 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,958	$39,543	$47,288	$9,213	$6
Government Money Market Portfolio*	8,781	45,094	53,875	-0-	11
Total				$9,213	$17

*	Investment of cash collateral for securities lending transactions.